CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Cumulative effect adoption adjustment Total shareholder's (deficit) equity CNY (¥)	Cumulative effect adoption adjustment Accumulated losses CNY (¥)	Cumulative effect adoption adjustment Non-redeemable non-controlling interest CNY (¥)	Cumulative effect adoption adjustment CNY (¥)	Total shareholder's (deficit) equity CNY (¥)	Total shareholder's (deficit) equity USD ($)	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class A ordinary shares USD ($) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Ordinary shares Class B ordinary shares USD ($) shares	Treasury Shares CNY (¥) shares	Treasury Shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated losses CNY (¥)	Accumulated losses USD ($)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated other comprehensive income/(loss) USD ($)	Non-redeemable non-controlling interest CNY (¥)	Non-redeemable non-controlling interest USD ($)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2017					¥ 1,283,058		¥ 126		¥ 41		¥ (42,606)		¥ 2,763,387		¥ (1,432,586)		¥ (5,304)		¥ 1,754		¥ 1,284,812
Beginning balance (in shares) at Dec. 31, 2017 | shares							19,068,224	19,068,224	6,571,429	6,571,429	(359,595)	(359,595)
Net (loss)/income for the year					151,833										151,833				1,712		151,833
Net (loss)/income for the year																					153,545
Share-based compensation					23,675								23,675								23,675
Repurchase of Class A ordinary shares					(28,412)						¥ (28,412)										(28,412)
Repurchase of Class A ordinary shares (in shares) | shares											(157,859)	(157,859)
Acquisition of subsidiaries																			17,071		17,071
Beneficial conversion feature on convertible note (Note 14)					44,072								44,072								44,072
Issuance of warrant (Note 14)					8,208								8,208								8,208
Foreign currency translation adjustments, net of nil income taxes																					(1,045)
Foreign currency translation adjustments, net of nil income taxes					(1,069)												(1,069)		24		(1,041)
Ending balance at Dec. 31, 2018					1,481,365		¥ 126		¥ 41		¥ (71,018)		2,839,342		(1,280,753)		(6,373)		20,561		1,501,926
Ending balance (in shares) at Dec. 31, 2018 | shares							19,068,224	19,068,224	6,571,429	6,571,429	(517,454)	(517,454)
Net (loss)/income for the year					155,052										155,052				5,499		155,052
Net (loss)/income for the year																					160,551
Share-based compensation					8,803								8,803								8,803
Acquisition of subsidiaries																			1,751		1,751
Redeemable non-controlling interest redemption value accretion					(629)										(629)						(629)
Foreign currency translation adjustments, net of nil income taxes					(20,127)												(20,127)		172		(19,955)
Foreign currency translation adjustments, net of nil income taxes																					(19,955)
Ending balance at Dec. 31, 2019				¥ 7,742	1,624,464		¥ 126		¥ 41		¥ (71,018)		2,848,145		(1,126,330)		(26,500)		27,983		1,652,447
Ending balance (in shares) at Dec. 31, 2019 | shares							19,068,224	19,068,224	6,571,429	6,571,429	(517,454)	(517,454)
Net (loss)/income for the year					(71,864)										(71,864)				(16,718)		(71,864)	$ (11,014)
Net (loss)/income for the year																					(88,582)
Issuance of Class A ordinary shares pursuant to share purchase agreement with Qudian Inc., net of issuance cost					703,774		¥ 72						703,702								703,774
Issuance of Class A ordinary shares pursuant to share purchase agreement with Qudian Inc., net of issuance cost (in shares) | shares							10,204,082	10,204,082
Share-based compensation					8,161								8,161								8,161
Change of the capital from non-controlling interest shareholders																			346		346
Disposal of subsidiaries																			(22,876)		(22,876)
Redeemable non-controlling interest redemption value accretion					(500)										(500)						(500)
Foreign currency translation adjustments, net of nil income taxes					62,423												62,423		(234)		62,189
Foreign currency translation adjustments, net of nil income taxes																					62,189	9,531
Ending balance at Dec. 31, 2020	¥ (7,742)	¥ (7,742)	¥ (1)	¥ (7,743)	¥ 2,318,716	$ 355,360	¥ 198	$ 31	¥ 41	$ 6	¥ (71,018)	$ (10,884)	¥ 3,560,008	$ 545,595	¥ (1,206,436)	$ (184,893)	¥ 35,923	$ 5,505	¥ (11,500)	$ (1,762)	¥ 2,307,216	$ 353,598
Ending balance (in shares) at Dec. 31, 2020 | shares							29,272,306	29,272,306	6,571,429	6,571,429	(517,454)	(517,454)